Reverse Takeover (Details)				9 Months Ended	12 Months Ended
	Aug. 08, 2025	Nov. 06, 2024 USD ($) $ / shares shares	Oct. 29, 2024 $ / shares shares	Apr. 30, 2026 $ / shares	Jul. 31, 2025 $ / shares shares	Apr. 27, 2026 $ / shares	Jul. 31, 2025 $ / shares	Nov. 06, 2024 $ / shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Reverse takeover [Abstract]
Reverse stock split					one-for-ten
DevvStream Corp [Member]
Reverse takeover [Abstract]
Consolidation ratio		0.09692
Warrants outstanding (in Shares)		22,699,987								132,811
Exercise price of warrant (in Dollars per share) | (per share)			$ 13.08			$ 0.0001		$ 1.52	$ 67.3		$ 13.08	$ 13.08	$ 13.08
Reverse stock split	1-10
Sponsor [Member] | Common Stock [Member]
Reverse takeover [Abstract]
Holding period for transfer, assignment or sale of founder shares					360 days
Threshold trading days					20 days
Threshold consecutive trading days					30 days
Sponsor [Member] | DevvStream Corp [Member] | Common Stock [Member]
Reverse takeover [Abstract]
Holding period for transfer, assignment or sale of founder shares				360 days
Threshold trading days				20 days
Threshold consecutive trading days				30 days
Devv Holdings [Member]
Reverse takeover [Abstract]
Consolidation ratio		0.09692	0.9692
Stock conversion ratio			0.152934
Number of shares retained on reverse takeover (in Shares)					515,920
Fair value per share | (per share)					$ 6.1		$ 8.5
Warrants outstanding (in Shares)		22,699,987
Exercise price of warrant (in Dollars per share) | $ / shares		$ 1.52
Fair value of warrants (in Dollars) | $		$ 7,196,286
Share price (in Dollars per share) | $ / shares		$ 0.61
Expected dividend yield		0.00%
Expected-volatility		87.00%
Risk-free interest rate		3.12%
Expected remaining life					5 years
Percentage of owned shares		70.00%
Warrants expiry date		Nov. 06, 2029
Devv Holdings [Member] | DevvStream Corp [Member]
Reverse takeover [Abstract]
Consolidation ratio		0.09692	0.9692
Stock conversion ratio			0.152934
Number of shares retained on reverse takeover (in Shares)		515,920
Fair value per share | (per share)		$ 6.1						$ 8.5
Warrants outstanding (in Shares)		22,699,987
Exercise price of warrant (in Dollars per share) | $ / shares		$ 1.52
Fair value of warrants (in Dollars) | $		$ 7,196,286
Share price (in Dollars per share) | $ / shares		$ 0.61
Expected dividend yield		0.00%
Expected-volatility		87.00%
Risk-free interest rate		3.12%
Expected remaining life				5 years
Percentage of owned shares		70.00%
Minimum [Member] | Sponsor [Member] | Common Stock [Member]
Reverse takeover [Abstract]
Share price (in Dollars per share) | $ / shares					$ 120
Minimum [Member] | Sponsor [Member] | DevvStream Corp [Member] | Common Stock [Member]
Reverse takeover [Abstract]
Share price (in Dollars per share) | $ / shares				$ 120
SVS [Member] | Devv Holdings [Member]
Reverse takeover [Abstract]
Number of shares issued (in Shares)					465,747
SVS [Member] | Devv Holdings [Member] | DevvStream Corp [Member]
Reverse takeover [Abstract]
Number of shares issued upon conversion of multiple voting shares (in Shares)			10
Number of shares issued (in Shares)		465,747
MVS [Member] | Devv Holdings [Member]
Reverse takeover [Abstract]
Number of shares issued (in Shares)					711,140
MVS [Member] | Devv Holdings [Member] | DevvStream Corp [Member]
Reverse takeover [Abstract]
Number of shares issued (in Shares)		711,140